UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend AchieversTM Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Dividend AchieversTM Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Building Products—2.2%
436,400	Masco Corp.	$5,917,584

	Capital Markets—2.9%
178,224	Eaton Vance Corp.	5,134,633
106,946	Federated Investors, Inc.	2,714,290

		7,848,923

	Chemicals—1.7%
159,600	RPM International, Inc.	2,984,520
27,150	Stepan Co.	1,587,732

		4,572,252

	Commercial Banks—13.6%
29,399	BancFirst Corp.	1,184,780
123,554	BancorpSouth, Inc.	2,826,916
61,900	Bank of Hawaii Corp.	2,815,212
47,759	Bank of the Ozarks, Inc.	1,415,099
57,545	Chemical Financial Corp.	1,219,379
74,600	Community Bank System, Inc.	1,559,886
43,115	Community Trust Bancorp, Inc.	1,092,103
97,238	Cullen/Frost Bankers, Inc.	4,990,254
24,585	Iberiabank Corp.	1,313,822
86,655	M&T Bank Corp.	6,390,806
36,834	Park National Corp.	2,018,503
58,500	S&T Bancorp, Inc.	1,024,920
176,778	Sterling Bancshares, Inc.	903,336
108,508	Trustmark Corp.	2,473,982
102,725	United Bankshares, Inc.	2,557,852
160,100	Valley National Bancorp	2,201,375
68,400	WesBanco, Inc.	992,484

		36,980,709

	Commercial Services & Supplies—6.2%
139,330	ABM Industries, Inc.	2,705,789
166,341	Avery Dennison Corp.	5,407,746
47,825	HNI Corp.	1,196,581
58,761	McGrath RentCorp	1,238,094
74,600	Mine Safety Appliances Co.	1,797,114
218,775	Pitney Bowes, Inc.	4,576,773

		16,922,097

	Computers & Peripherals—0.9%
90,130	Diebold, Inc.	2,394,754

	Construction Materials—1.5%
93,600	Vulcan Materials Co.	4,136,184

	Containers & Packaging—2.5%
95,162	Bemis Co., Inc.	2,670,246
122,248	Myers Industries, Inc.	1,117,347
105,100	Sonoca Products Co.	2,917,576

		6,705,169

	Distributors—2.0%
146,254	Genuine Parts Co.	5,510,851

	Diversified Consumer Services—2.5%
312,321	H&R Block, Inc.	6,721,148

	Diversified Telecommunication—1.0%
81,600	CenturyTel, Inc.	2,775,216

	Electric Utilities—0.5%
40,771	MGE Energy, Inc.	1,362,975

	Electrical Equipment—1.8%
38,814	AO Smith Corp.	1,652,700
113,991	Brady Corp.	3,221,386

		4,874,086

	Energy Equipment & Services—1.1%
70,940	Helmerich & Payne, Inc.	2,967,420

	Food & Staples Retailing—1.8%
327,400	SUPERVALU, Inc.	4,816,054

	Food Products—5.6%
145,444	Hormel Foods Corp.	5,628,683
117,405	J.M. Smucker Co. (The)	7,052,518

Shares	Common Stocks	Value

	Food Products— (concluded)
48,600	Lancaster Colony Corp.	$2,651,130

		15,332,331

	Gas Utilities—7.1%
95,862	Atmos Energy Corp.	2,647,709
73,600	National Fuel Gas Co.	3,453,312
76,359	New Jersey Resources Corp.	2,786,340
59,121	Northwest Natural Gas Co.	2,564,078
101,812	Piedmont Natural Gas Co.	2,613,514
107,422	UGI Corp.	2,632,913
81,485	WGL Holdings, Inc.	2,585,519

		19,283,385

	Health Care Equipment & Supplies—2.7%
44,191	Beckman Coulter, Inc.	2,888,766
67,081	Meridian Bioscience, Inc.	1,344,303
54,200	Teleflex, Inc.	3,098,072

		7,331,141

	Household Durables—2.0%
58,989	Fortune Brands, Inc.	2,452,173
159,533	Leggett & Platt, Inc.	2,913,072

		5,365,245

	Industrial Conglomerates—1.0%
59,161	Otter Tail Corp.	1,277,878
48,181	Raven Industries, Inc.	1,377,013

		2,654,891

	Insurance—6.3%
111,700	Arthur J. Gallagher & Co.	2,518,835
189,942	Cincinnati Financial Corp.	5,012,569
72,076	Erie Indemnity Co., Class A	2,810,964
49,400	Harleysville Group, Inc.	1,595,620
72,200	Mercury General Corp.	2,759,484
244,920	Old Republic International Corp.	2,593,703

		17,291,175

	Leisure Equipment & Products—1.1%
71,200	Polaris Industries, Inc.	3,147,752

	Machinery—5.8%
143,975	Dover Corp.	6,173,648
32,226	NACCO Industries, Inc.	1,734,403
121,048	Stanley Works (The)	6,203,710
71,902	Tennant Co.	1,720,615

		15,832,376

	Media—1.6%
101,900	Gannet Co., Inc.	1,645,685
127,312	Harte-Hanks, Inc.	1,344,415
45,093	Meredith Corp.	1,396,981

		4,387,081

	Multi-Utilities—3.9%
60,100	Black Hills Corp.	1,561,398
83,100	Integrys Energy Group, Inc.	3,477,735
140,800	MDU Resources Group, Inc.	3,100,416
112,450	Vectren Corp.	2,617,836

		10,757,385

	Multiline Retail—2.5%
198,126	Nordstrom, Inc.	6,843,272

	Real Estate Investment Trusts (REITs)—9.5%
42,000	EastGroup Properties, Inc.	1,606,920
94,190	Getty Realty Corp.	2,031,678
76,263	HCP, Inc.	2,162,056
48,734	Home Properties, Inc.	2,160,378
68,400	Liberty Property Trust	2,079,360
95,941	National Retail Properties, Inc.	1,938,008
75,818	Realty Income Corp.	2,117,597
44,182	Regency Centers Corp.	1,479,655
75,880	Sovran Self Storage, Inc.	2,572,332

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Real Estate Investment Trusts (REITs)— (concluded)
157,800	UDR, Inc.	$2,455,368
54,725	Universal Health Realty Income Trust	1,816,870
67,100	Washington REIT	1,757,349
100,432	Weingarten Realty Investors	1,875,066

		26,052,637

	Semiconductors & Semiconductor Equipment—2.1%
216,900	Linear Technology Corp. (a)	5,661,090

	Thrifts & Mortgage Finance—0.9%
189,515	First Niagara Financial Group, Inc.	2,602,041

	Tobacco—1.6%
37,308	Universal Corp.	1,693,410
193,503	Vector Group Ltd.	2,707,107

		4,400,517

	Trading Companies & Distributors—2.1%
135,292	Fastenal Co.	5,611,912

	Water Utilities—0.9%
33,925	American States Water Co.	1,126,988
33,859	California Water Service Group	1,229,759

		2,356,747

	Total Long-Term Investments (Cost—$286,744,241)—98.9%	269,416,400

	Short-Term Securities

4,323,630	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	4,323,630

	Total Short-Term Securities (Cost—$4,323,630)—1.6%	4,323,630

	Total Investments Before Outstanding Options Written (Cost—$291,067,871*)—100.5%	273,740,030

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.2)%
135	ABM Industries, Inc., Strike Price USD 22.50, Expires 2/22/10	(3,375)
138	ABM Industries, Inc., Strike Price USD 22.50, Expires 4/19/10	(2,415)
77	AO Smith Corp., Strike Price USD 45, Expires 2/22/10	(3,272)
225	Arthur J. Gallagher & Co., Strike Price USD 22.50, Expires 4/19/10	(18,000)
333	Avery Denninson Corp., Strike Price USD 37.50, Expires 2/19/10	(1,311)
125	Bank of Hawaii Corp., Strike Price USD 50, Expires 2/22/10	(1,875)
85	Beckman Coulter, Inc., Strike Price USD 65, Expires 2/22/10	(19,763)
190	Bemis Co., Inc., Strike Price USD 30, Expires 2/22/10	(1,900)
230	Brady Corp., Strike Price USD 30, Expires 3/22/10	(21,275)
150	Community Bank System, Inc., Strike Price USD 20, Expires 2/22/10	(16,500)
200	Cullen/Frost Bankers, Inc., Strike Price USD 55, Expires 4/19/10	(12,500)
180	Diebold, Inc., Strike Price USD 30, Expires 2/22/10	(2,700)
290	Dover Corp., Strike Price USD 46.50, Expires 3/19/10	(9,038)
85	EastGroup Properties, Inc., Strike Price USD 40, Expires 3/22/10	(7,013)
350	Eaton Vance Corp., Strike Price USD 30, Expires 2/22/10	(22,750)
118	Fortune Brands, Inc., Strike Price USD 45, Expires 3/22/10	(5,310)
204	Gannet Co., Inc., Strike Price USD 17, Expires 3/22/10	(20,910)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
188	Getty Realty Corp., Strike Price USD 22.50, Expires 3/22/10	$(9,870)
100	H&R Block, Inc., Strike Price USD 23, Expires 2/22/10	(1,250)
525	H&R Block, Inc., Strike Price USD 23, Expires 3/22/10	(21,000)
142	Helmerich & Payne, Inc., Strike Price USD 50, Expires 3/22/10	(4,615)
97	HNI Corp., Strike Price USD 30, Expires 4/19/10	(3,637)
97	Home Properties, Inc., Strike Price USD 50, Expires 4/19/10	(4,607)
50	Iberiabank Corp., Strike Price USD 55, Expires 2/22/10	(5,125)
165	Integrys Energy Group, Inc., Strike Price USD 40, Expires 2/22/10	(34,650)
97	Lancaster Colony Corp., Strike Price USD 50, Expires 2/22/10	(47,530)
430	Linear Technology Corp., Strike Price USD 29, Expires 2/22/10	(4,300)
173	M&T Bank Corp., Strike Price USD 75, Expires 3/22/10	(51,468)
145	Mercury General Corp., Strike Price USD 40, Expires 3/22/10	(6,888)
134	Meridian Bioscience, Inc., Strike Price USD 22.50, Expires 2/22/10	(1,340)
150	National Fuel Gas Co., Strike Price USD 51.13, Expires 2/26/10	(2,915)
190	National Retail Properties, Inc., Strike Price USD 22.50, Expires 2/22/10	(1,900)
400	Nordstrom, Inc., Strike Price USD 38, Expires 2/22/10	(4,800)
120	Northwest Natural Gas Co., Strike Price USD 45, Expires 3/22/10	(6,300)
120	Otter Tail Corp., Strike Price USD 25, Expires 2/22/10	(1,800)
88	Regency Centers Corp., Strike Price USD 40, Expires 3/22/10	(1,100)
120	S&T Bancorp, Inc., Strike Price USD 17.50, Expires 2/22/10	(33,300)
60	Stanley Works (The), Strike Price USD 57.50, Expires 2/22/10	(600)
165	Stanley Works (The), Strike Price USD 57.50, Expires 3/22/10	(3,712)
20	Teleflex, Inc., Strike Price USD 55, Expires 2/22/10	(5,150)
214	UGI Corp., Strike Price USD 25, Expires 4/19/10	(12,305)
29	United Bankshares, Inc., Strike Price USD 20, Expires 2/22/10	(14,210)
387	Vector Group Ltd., Strike Price USD 15, Expires 2/22/10	(6,773)
135	Vectren Corp., Strike Price USD 25, Expires 2/22/10	(3,375)
187	Vulcan Materials Co., Strike Price USD 53, Expires 2/19/10	(1,034)
135	Washington REIT, Strike Price USD 30, Expires 4/19/10	(3,712)
148	Weingarten Realty Investors, Strike Price USD 20, Expires 2/22/10	(2,960)
52	Weingarten Realty Investors, Strike Price USD 22.50, Expires 4/19/10	(1,170)

	Total Exchange-Traded Call Options Written	(473,303)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(0.2)%
6,700	American States Water Co., Strike Price USD 35.70, Expires 3/08/10, Broker Citigroup Global Markets	(1,979)
19,200	Atmos Energy Corp., Strike Price USD 28.55, Expires 2/17/10, Broker UBS Securities LLC	(5,859)
6,000	BancFirst Corp., Strike Price USD 38.37, Expires 2/09/10, Broker Citigroup Global Markets	(11,969)
25,000	BancorpSouth, Inc., Strike Price USD 24.10, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(1,056)
9,500	Bank of the Ozarks, Inc., Strike Price USD 28.25, Expires 2/16/10, Broker Credit Suisse First Boston	(14,764)
12,000	Black Hills Corp., Strike Price USD 27.28, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(1,533)
6,800	California Water Service Group, Strike Price USD 36.99, Expires 2/25/10, Broker UBS Securities LLC	(2,882)
16,000	CenturyTel, Inc., Strike Price USD 37.09, Expires 3/09/10, Broker Credit Suisse First Boston	(1,018)
38,000	Cincinnati Financial Corp., Strike Price USD 25.96, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	(22,933)
8,600	Community Trust Bancorp, Inc., Strike Price USD 24.21, Expires 3/26/10, Broker Credit Suisse First Boston	(17,588)
14,500	Erie Indemnity Co., Class A, Strike Price USD 39.39, Expires 2/16/10, Broker Citigroup Global Markets	(5,264)
27,000	Fastenal Co., Strike Price USD 45.86, Expires 3/05/10, Broker Goldman Sachs & Co.	(3,765)
21,000	Federated Investors, Inc., Strike Price USD 26.82, Expires 3/08/10, Broker Credit Suisse First Boston	(9,783)
38,000	First Niagara Financial Group, Inc., Strike Price USD 14.63, Expires 3/01/10, Broker Credit Suisse First Boston	(6,488)
29,000	Genuine Parts Co., Strike Price USD 38.80, Expires 2/25/10, Broker Citigroup Global Markets	(7,151)
10,000	Harleysville Group, Inc., Strike Price USD 31.77, Expires 3/26/10, Broker Morgan Stanley & Co., Inc.	(11,514)
25,500	Harte-Hanks, Inc., Strike Price USD 10.73, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(3,472)
15,300	HCP, Inc., Strike Price USD 30.50, Expires 2/26/10, Broker Credit Suisse First Boston	(3,748)
29,000	Hormel Foods Corp., Strike Price USD 38.48, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(27,670)
23,500	J.M. Smuckers Co. (The), Strike Price USD 60.93, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(20,632)
32,000	Leggett & Platt, Inc., Strike Price USD 20.40, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(1,172)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
13,500	Liberty Property Trust, Strike Price USD 33.23, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	$(536)
87,000	Masco Corp., Strike Price USD 15.05, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(11,677)
11,700	McGrath Rentcorp, Strike Price USD 23.57, Expires 2/16/10, Broker Credit Suisse First Boston	(1,181)
14,800	MDU Resources Group, Inc., Strike Price USD 22.87, Expires 2/01/10, Broker Morgan Stanley & Co., Inc.	—
13,200	MDU Resources Group, Inc., Strike Price USD 22.90, Expires 3/30/10, Broker Morgan Stanley & Co., Inc.	(5,966)
9,000	Meredith Corp., Strike Price USD 31.82, Expires 2/26/10, Broker Credit Suisse First Boston	(6,139)
8,100	MGE Energy, Inc., Strike Price USD 36.03, Expires 3/11/10, Broker Morgan Stanley & Co., Inc.	(519)
15,000	Mine Safety Appliances Co., Strike Price USD 27.71, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(3,140)
25,000	Myers Industries, Inc., Strike Price USD 9.37, Expires 2/26/10, Broker UBS Securities LLC	(5,250)
6,500	NACCO Industries, Inc., Strike Price USD 56.50, Expires 2/24/10, Broker Credit Suisse First Boston	(12,186)
15,000	New Jersey Resources Corp., Strike Price USD 37.86, Expires 2/09/10, Broker Credit Suisse First Boston	(524)
49,000	Old Republic International Group., Strike Price USD 11.12, Expires 3/30/10, Broker Credit Suisse First Boston	(8,786)
7,300	Park National Corp., Strike Price USD 61.30, Expires 2/25/10, Broker Credit Suisse First Boston	(1,035)
9,800	Peidmont Natural Gas Co., Inc., Strike Price USD 26.21, Expires 2/19/10, Broker Goldman Sachs & Co.	(3,230)
10,500	Peidmont Natural Gas, Co., Inc., Strike Price USD 26.99, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(50)
23,000	Pitney Bowes, Inc., Strike Price USD 22.47, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(2,008)
14,500	Polaris Industries, Inc., Strike Price USD 46.67, Expires 3/16/10, Broker Morgan Stanley & Co., Inc.	(14,989)
5,350	Raven Industries, Inc., Strike Price USD 30.49, Expires 3/30/10, Broker Morgan Stanley & Co., Inc.	(4,932)
15,000	Realty Income Corp., Strike Price USD 25.25, Expires 2/19/10, Broker Credit Suisse First Boston	(40,299)
32,000	RPM International, Inc., Strike Price USD 21.03, Expires 3/03/10, Broker UBS Securities LLC	(1,037)
21,000	Sonoco Products Co., Strike Price USD 30.65, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(542)
15,000	Sovran Self Storage, Inc., Strike Price USD 35.42, Expires 2/16/10, Broker Citigroup Global Markets	(5,965)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
1,500	Stanley Works (The), Strike Price USD 53.09, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	$(835)
5,400	Stepan Co., Strike Price USD 65.25, Expires 3/30/10, Broker Citigroup Global Markets	(6,837)
35,300	Sterling Bancshares, Inc., Strike Price USD 5.67, Expires 2/26/10, Broker Credit Suisse First Boston	(764)
65,500	SUPERVALU, Inc., Strike Price USD 15.59, Expires 3/04/10, Broker Credit Suisse First Boston	(16,342)
8,900	Teleflex, Inc., Strike Price USD 55.75, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(15,528)
14,400	Tennant Co., Strike Price USD 29.18, Expires 2/12/10, Broker Credit Suisse First Boston	(272)
21,700	Trustmark Corp., Strike Price USD 23.47, Expires 3/16/10, Broker Credit Suisse First Boston	(7,368)
31,500	UDR, Inc., Strike Price USD 16.04, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(1,452)
20,800	United Bankshares, Inc., Strike Price USD 18.75, Expires 2/08/10, Broker Credit Suisse First Boston	(127,920)
7,500	Universal Corp., Strike Price USD 47.22, Expires 3/05/10, Broker Citigroup Global Markets	(8,399)
11,000	Universal Health Realty Income Trust, Strike Price USD 32.69, Expires 3/08/10, Broker Credit Suisse First Boston	(10,339)
30,500	Valley National Bancorp, Strike Price USD 15.30, Expires 3/11/10, Broker UBS Securities LLC	(1,623)
9,000	Vectren Corp., Strike Price USD 23.80, Expires 2/02/10, Broker Citigroup Global Markets	(462)
13,700	WesBanco, Inc., Strike Price USD 12.75, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(30,056)
16,300	WGL Holdings, Inc., Strike Price USD 34.41, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(4,002)

	Total Over-the-Counter Call Options Written	(544,430)

	Total Options Written (Premiums Received $1,749,901)—(0.4)%	(1,017,733)

	Total Investments Net of Outstanding Options Written—100.1%	272,722,297
	Liabilities in Excess of Other Assets—(0.1)%	(150,094)

	Net Assets—100.0%	$272,572,203

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$291,061,029

Gross unrealized appreciation	$20,891,818
Gross unrealized depreciation	(38,212,817)

Net unrealized depreciation	$(17,320,999)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$372,424	$329

(c)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]:	$269,416,400	—	—	$269,416,400
Short-Term Securities:	4,323,630	—	—	4,323,630

Total	$273,740,030	—	—	$273,740,030

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(459,005)	$(558,728)	—	$(1,017,733)

Total	$(459,005)	$(558,728)	—	$(1,017,733)

JANUARY 31, 2010	4

Schedule of Investments (concluded)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

[2]	Other financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

USD	—	U.S. Dollar

5	JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend AchieversTM Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 19, 2010